SUPPLEMENTAL CASH FLOW INFORMATION (Non-Cash Investing and Financing Activities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 27, 2018	Jun. 28, 2017	Jun. 29, 2016
Retirement of fully depreciated assets	$ 32,893	$ 21,185	$ 24,806
Accrued capital expenditures	11,311	12,738	7,094
Capital lease additions	7,912	11,717	0
Dividend Declared [Member]
Dividends declared but not paid	$ 17,042	$ 17,317	$ 18,442